Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		Recapitalization Transaction [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member] Recapitalization Transaction [Member]	Common Stock [Member] Class V Stock [Member]	Common Stock [Member] Class V Stock [Member] Recapitalization Transaction [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Recapitalization Transaction [Member]	Members' Deficit [Member]	Members' Deficit [Member] Recapitalization Transaction [Member]	Accumulated Deficit [Member]	Non- Controlling Interests [Member]	Non- Controlling Interests [Member] Recapitalization Transaction [Member]
Balance at beginning of period at Dec. 31, 2020		$ (115,847)									$ (120,179)			$ 4,332
Contributions prior to recapitalization transaction		227									227
Distributions prior to recapitalization transaction		(2,711)									(2,711)
Net loss		(33,077)	[1]								(33,093)			16
Balance at end of period at Dec. 31, 2021		(151,408)									(155,756)			4,348
Contributions prior to recapitalization transaction		15									15
Distributions prior to recapitalization transaction		(147)									(147)
Net loss prior to recapitalization transaction		(28,640)									$ (28,640)
Opening net assets of Lionheart II Holdings, LLC acquired		(21,786)											$ (21,786)
Adjustment for value of derivative on temporary equity		9,613							$ 9,613
Conversion of Warrants		10,092							16,703					(6,611)
Conversion of Warrants, shares					340,222
Class A Issuances		24,120							69,174					(45,054)
Class A Issuances, shares					2,340,683		(259,752)
Net loss	[1]	(401,905)
Net loss		(373,265)											(7,417)	(365,848)
Balance at end of period, shares at Dec. 31, 2022					2,984,212	303,307	125,919,180	126,178,932
Balance at end of period at Dec. 31, 2022		2,185,465		$ 2,716,871			$ 13	$ 13	137,069	$ 41,579		$ 184,528	(29,203)	2,077,586	$ 2,490,751
Conversion of Warrants		258							458					(200)
Conversion of Warrants, shares					14,761
Class A Issuances		68,551			$ 1		$ (1)		220,401					(151,850)
Class A Issuances, shares					11,660,821		(1,786,782)
Net loss		(835,145)	[1]										(56,348)	(778,797)
Balance at end of period, shares at Dec. 31, 2023					14,659,794		12,413,239
Balance at end of period at Dec. 31, 2023		$ 1,419,129			$ 1		$ 12		$ 357,928				$ (85,551)	$ 1,146,739

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.